4. CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2012
Cash Cash Equivalents And Short-Term Investments Tables
Cash, cash equivalents and short-term investments

Cash, cash equivalents and short-term investments consist of the following:

	June 30,	December 31,
	2012	2011
Cash at bank and in hand	$10,520,262	$10,579,061
Cash equivalent investments	-	3,933,137
Short-term investments	-	4,916,421
	$10,520,262	$19,428,619